Fair Value Measurements - Summary of Fair Values of Assets and Liabilities (Detail)	Jun. 30, 2021 USD ($)
Liabilities
Warrant liabilities	$ 12,566,666
U.S. Treasury Securities [Member]
Assets:
Investments held in Trust Account	275,006,781
Public Warrants [Member]
Liabilities
Warrant liabilities	6,380,000
Private Warrants [Member]
Liabilities
Warrant liabilities	6,186,666
Level 1 [Member] | U.S. Treasury Securities [Member]
Assets:
Investments held in Trust Account	275,006,781
Level 1 [Member] | Public Warrants [Member]
Liabilities
Warrant liabilities	6,380,000
Level 3 [Member] | Private Warrants [Member]
Liabilities
Warrant liabilities	$ 6,186,666